Rule 497(e)
                                                                    R-33-16439



                      ROBERTSON STEPHENS INVESTMENT TRUST


                                  SUPPLEMENT
                   TO CLASS A PROSPECTUS DATED MARCH 1, 1998

     The Administrative Services Agreement between Robertson, Stephens & Company Investment Management, L.P. and certain of the Funds has been amended so that, beginning May 26, 1998, no fees will be payable by the Funds under the Agreement. The Diversified Growth, Growth & Income, Global Natural Resources, Global Value, Information Age, and MicroCap Growth Funds are currently parties to the Administrative Services Agreement.

     As a result, the Expense Summary appearing on pages 2 - 3 of the prospectus is revised to read in its entirety as follows:


                                Expense Summary

     The following table summarizes an investor's maximum transaction costs from investing in Class A shares of each of the Funds and expenses incurred by each of the Funds based on its most recent fiscal year. The Example shows the cumulative expenses attributable to a $1,000 investment in the Funds over specified periods.


Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ....................   None
 Maximum Sales Load Imposed on Reinvested Dividends .........   None
 Deferred Sales Load ........................................   None
 Redemption Fee* ............................................   None
 Exchange Fee ...............................................   None

----------
* A $9.00 fee is charged for redemptions made by bank wire.

Annual Fund Operating Expenses
(as a percentage of average net assets):



                                                                                                             Global
                                                               Developing      Diversified     Emerging      Natural
                                             Contrarian        Countries          Growth        Growth      Resources
                                          ---------------   ---------------   -------------   ----------   ----------
Management Fees .......................         1.50%             1.25%            1.00%          1.00%        1.00%
Rule 12b-1 Expenses ...................         0.50%(1)          0.25%(1)         0.25%          0.25%        0.25%
Other Expenses ........................         0.23%             0.60%(1)         0.64%          0.25%        0.32%
                                                -------           -------          ----           ----         ----
Total Fund Operating Expenses .........         2.23%             2.10%(1)         1.89%          1.50%        1.57%


                                              Global          Growth &     Information      MicroCap                 Value +
                                              Value            Income          Age           Growth      Partners    Growth
                                        ----------------- --------------- ------------- --------------- ---------- ----------
Management Fees .......................        1.00%            1.00%          1.00%          1.25%         1.25%      1.00%
Rule 12b-1 Expenses ...................        0.25%            0.25%          0.25%          0.25%         0.25%      0.25%
Other Expenses ........................        0.70%(1)*        0.05%(1)       0.32%          0.45%(1)      0.28%      0.19%
                                               -------          -------        ----           -------       ----       ----
Total Fund Operating Expenses .........        1.95%(1)*        1.30%(1)       1.57%          1.95%(1)      1.78%      1.44%

----------
(1) Reflecting voluntary expense limitations.

* Estimated based on expected expenses during current fiscal year.


Example

     An investment of $1,000 in a Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:



                                                1 Year     3 Years     5 Years     10 Years
                                               --------   ---------   ---------   ---------
The Contrarian FundTM ......................      $23        $70         $119        $256
The Developing Countries Fund ..............      $21        $66         $113        $242
The Diversified Growth Fund ................      $19        $59         $102        $220
The Emerging Growth Fund ...................      $15        $47         $ 82        $179
The Global Natural Resources Fund ..........      $16        $50         $ 85        $186
The Global Value Fund ......................      $20        $61         $105        $227
The Growth & Income Fund ...................      $13        $41         $ 71        $156
The Information Age FundTM .................      $16        $50         $ 85        $186
The MicroCap Growth Fund ...................      $20        $61         $105        $227
The Partners Fund ..........................      $18        $56         $ 96        $209
The Value + Growth Fund ....................      $15        $46         $ 79        $172

     This information is provided to help investors understand the operating expenses of the Funds. The Example should not be considered a representation of future performance. Actual expenses may be more or less than those shown. Other Expenses and Total Fund Operating Expenses for some of the Funds reflect voluntary expense limitations currently in effect. In the absence of those limitations, Other Expenses and Total Fund Operating Expenses, respectively, of those Funds would be as follows: Developing Countries Fund, 1.03% and 2.53%; Global Value Fund, 1.96% and 3.21%; Growth & Income Fund, 0.47% and 1.72%; MicroCap Growth Fund, 1.10% and 2.60% (without giving effect to any reduction in administrative service fees described below). In addition, Rule 12b-1 Expenses for the Contrarian FundTM and the Developing Countries Fund reflect the rates to which the Trustees have limited payments under the Funds' Distribution Plans; in the absence of those limitations, the Funds' Rule 12b-1 Expenses would be 0.75% and 0.50%, respectively, and Total Fund Operating Expenses would be 2.48% and 2.78%, respectively. Until May 26, 1998, each of the Diversified Growth, Growth & Income, Global Natural Resources, Global Value, Information Age, and MicroCap Growth Funds paid fees under an administrative services agreement with Robertson Stephens Investment Management at the annual rate of 0.25% of a Fund's average daily net assets; the agreement was amended on that date to provide that no fee would be payable by those Funds for services under the agreement. Other Expenses and Total Fund Operating Expenses for those Funds are shown in the table above giving effect to the fee reduction. In the absence of the fee reduction, Other Expenses and Total Fund Operating Expenses for the Diversified Growth Fund would be 0.89% and 2.14%, respectively; for the Global Natural Resources Fund, 0.57% and 1.82%, respectively; and for the Information Age Fund, 0.57% and 1.82%, respectively. The Management Fees paid by the Funds are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.


June 4, 1998

                      ROBERTSON STEPHENS INVESTMENT TRUST


                                  SUPPLEMENT

                   TO CLASS C PROSPECTUS DATED MARCH 1, 1998

     The Administrative Services Agreement between Robertson, Stephens & Company Investment Management, L.P. and certain of the Funds has been amended so that, beginning May 26, 1998, no fees will be payable by the Funds under the Agreement. The Diversified Growth, Growth & Income, Global Natural Resources, Global Value, Information Age, and MicroCap Growth Funds are currently parties to the Administrative Services Agreement.

     As a result, the Expense Summary appearing on pages 2 - 3 of the prospectus is revised to read in its entirety as follows:


                                Expense Summary

     The following table summarizes an investor's maximum transaction costs from investing in Class C shares of each of the Funds and expenses each of the Funds expects to incur in respect of its Class C shares during the current fiscal year. The Example shows the cumulative expenses attributable to a $1,000 investment in Class C shares of the Funds over specified periods.


Shareholder Transaction Expenses:
Maximum Sales Load Imposed on Purchases ...................   None
Maximum Sales Load Imposed on Reinvested Dividend .........   None
Redemption Fee* ...........................................   None
Exchange Fee ..............................................   None
Contingent Deferred Sales Charge
 (as a percentage of the original purchase price) .........   1.0% in the
                                                              first year, and
                                                              eliminated
                                                              thereafter.

----------
* A $9.00 fee is charged for redemptions made by bank wire.

Annual Fund Operating Expenses
 (as a percentage of average net assets)



                                                                                                 Global
                                       Con-        Developing      Diversified     Emerging      Natural
                                     trarian       Countries          Growth        Growth      Resources
                                    ---------   ---------------   -------------   ----------   ----------
Management Fees .................      1.50%          1.25%            1.00%          1.00%        1.00%
Rule 12b-1 Expenses .............      0.75%          0.75%            0.75%          0.75%        0.75%
Shareholder Service Fee .........      0.25%          0.25%            0.25%          0.25%        0.25%
Other Expenses* .................      0.23%          0.60%(1)         0.64%          0.25%        0.32%
                                       ----           -------          ----           ----         ----
Total Fund Operating
 Expenses* ......................      2.73%          2.85%(1)         2.64%          2.25%        2.32%


                                       Global         Growth &     Information      MicroCap                 Value +
                                       Value           Income          Age           Growth      Partners    Growth
                                  --------------- --------------- ------------- --------------- ---------- ----------
Management Fees .................       1.00%           1.00%          1.00%          1.25%         1.25%      1.00%
Rule 12b-1 Expenses .............       0.75%           0.75%          0.75%          0.75%         0.75%      0.75%
Shareholder Service Fee .........       0.25%           0.25%          0.25%          0.25%         0.25%      0.25%
Other Expenses* .................       0.70%(1)        0.05%(1)       0.32%          0.45%(1)      0.28%      0.19%
                                        -------         -------        ----           -------       ----       ----
Total Fund Operating
 Expenses * .....................       2.70%(1)        2.05%(1)       2.32%          2.70%(1)      2.53%      2.19%

----------
(1) Reflecting voluntary expense limitations.

     * Estimated based on expected expenses during the current fiscal year.

Example

     An investment of $1,000 in Class C shares of the Funds would incur the following expenses, assuming 5% annual return and redemption at the end of each period:



                                                 1        3         5        10
                                               year     years     years     years
                                              ------   -------   -------   ------
The Contrarian FundTM .....................    $38       $85      $144      $305
The Developing Countries Fund .............    $39       $88      $150      $316
The Diversified Growth Fund ...............    $37       $82      $140      $296
The Emerging Growth Fund ..................    $33       $70      $120      $258
The Global Natural Resources Fund .........    $34       $72      $124      $265
The Global Value Fund .....................    $37       $84      $143      $302
The Growth & Income Fund ..................    $31       $64      $110      $237
The Information Age FundTM ................    $34       $72      $124      $265
The MicroCap Growth Fund ..................    $37       $84      $143      $302
The Partners Fund .........................    $36       $79      $134      $285
The Value + Growth Fund ...................    $32       $68      $117      $251

     This information is provided to help investors understand the operating expenses of the Funds. The Example should not be considered a representation of future performance. Actual expenses may be more or less than those shown. Other Expenses and Total Fund Operating Expenses for the Funds are estimated based on the expenses the Funds expect to incur with respect to their Class C shares; they also reflect voluntary expense limitations currently in effect for some of the Funds. In the absence of those expense limitations, Other Expenses and Total Fund Operating Expenses, respectively, of those Funds would be as follows: Developing Countries Fund, 1.04% and 3.29%; Global Value Fund, 1.97% and 3.97%; Growth & Income Fund, 0.48% and 2.48%; and MicroCap Growth Fund, 1.10% and 3.35% (without giving effect to any reduction in administrative service fees described below). Until May 26, 1998, each of the Diversified Growth, Growth & Income, Global Natural Resources, Global Value, Information Age, and MicroCap Growth Funds paid fees under an administrative services agreement with Robertson Stephens Investment Management at the annual rate of 0.25% of a Fund's average daily net assets; the agreement was amended on that date to provide that no fee would be payable by those Funds for services under the agreement. Other Expenses and Total Fund Operating Expenses for those Funds are shown in the table above giving effect to the fee reduction. In the absence of the fee reduction, Other Expenses and Total Fund Operating expenses for the Diversified Growth Fund would be 0.89% and 2.89%, respectively; for the Global Natural Resources Fund, 0.57% and 2.57%, respectively; and for the Information Age Fund, 0.57% and 2.57%, respectively. The Management Fees paid by the Funds are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.


June 4, 1998

                      ROBERTSON STEPHENS INVESTMENT TRUST


                                  SUPPLEMENT
                   TO CLASS A PROSPECTUS DATED MARCH 1, 1998

     Cover. The cover of the Prospectus is amended by adding at the end of the first paragraph thereof the following: "This Prospectus also relates to a twelfth mutual fund, the Robertson Stephens Global Low-Priced Stock Fund; shares of that Fund are not currently being offered for sale by this Prospectus."

     Expense Summary. The Expense Summary contained in the Prospectus is amended by adding the following at the end thereof:


                Expense Summary -- Global Low-Priced Stock Fund

     The following table summarizes an investor's maximum transaction costs from investing in Class A shares of the Global Low-Priced Stock Fund and expenses incurred by the Fund based on its most recent fiscal year. The Example shows the cumulative expenses attributable to a $1,000 investment in the Fund over specified periods.


Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ....................   None
 Maximum Sales Load Imposed on Reinvested Dividends .........   None
 Deferred Sales Load ........................................   None
 Redemption Fee* ............................................   None
 Exchange Fee ...............................................   None

----------
*  A $9.00 fee is charged for redemptions made by bank wire.

Annual Fund Operating Expenses
(as a percentage of average net assets):


                                               Global
                                             Low-Priced
                                             Stock Fund
                                          ---------------
Management Fees .......................         1.00%
Rule 12b-1 Expenses ...................         0.25%
Other Expenses ........................         0.70%(1)
                                                -------
Total Fund Operating Expenses .........         1.95%(1)

----------
(1) Reflecting voluntary expense limitations.


Example

     An investment of $1,000 in the Global Low-Priced Stock Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:



                                               1 Year     3 Years     5 Years     10 Years
                                              --------   ---------   ---------   ---------
The Global Low-Priced Stock Fund ..........      $20        $61         $105        $227

     This information is provided to help investors understand the operating expenses of the Global Low-Priced Stock Fund. The Example should not be considered a representation of future performance. Actual expenses may be more or less than those shown. Other Expenses and Total Fund Operating Expenses for the Global Low-Priced Stock Fund reflect voluntary expense limitations currently in effect. In the absence of those limitations, Other Expenses and Total Fund Operating Expenses, respectively, would be 1.35% and 2.60% (without giving effect to the reduction in administrative service fees described below). Until May 26, 1998 the Global

Low-Priced Stock Fund paid fees under an administrative services agreement with Robertson Stephens Investment Management at an annual rate of 0.25% of the Fund's average daily net assets; the agreement was amended on that date to provide that no fee would be payable by the Fund for services under the agreement. The Management Fees paid by the Global Low-Priced Stock Fund are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Fund, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

     Financial Highlights. The Financial Highlights section of the prospectus is amended by adding the following after page 7:


The Global Low-Priced Stock Fund

     The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.


                                                                                  The Global Low-Priced Stock Fund
                                                                      ---------------------------------------------------------
                                                                                                                   For the
                                                                           Year ended         Year Ended        Period Ended
                                                                            12/31/97           12/31/96           12/31/95
                                                                      ------------------- ------------------ ------------------
Net asset value, beginning of period
 Income from Investment Operations:                                      $  13.52          $ 10.45           $ 10.00
Net investment income/(loss) ........................................       (0.16)           (0.09)             0.03
Net realized gain/ (loss) and unrealized
 appreciation/ (depreciation) on investments ........................       (1.63)            3.17              0.42
                                                                         ----------        ---------         ---------
Total from investment operations ....................................       (1.79)            3.08              0.45
Distributions:
Dividends from net investment income ................................          --            (0.01)               --
Distribution from net realized capital gain .........................       (0.56)              --                --
                                                                         ----------        ---------         ---------
Total from investment operations ....................................    $  (0.56)         $ (0.01)               --
Net asset value, end of period ......................................    $  11.17          $ 13.52            $10.45
Total Return ........................................................      (13.54)%          29.39%             4.50%
Ratios/ Supplemental Data:
Net assets, end of period (thousands) ...............................    $ 13,371          $31,441            $1,643
Ratio of net operating expenses to average net assets ...............        1.95 %(1)        1.94 %(1)         1.91%(1)*
Ratio of net investment income/(loss) to average net assets .........       (1.17)%(1)       (0.67)%(1)         2.06%(1)*
Portfolio turnover rate .............................................          65%              66%                0%
Average commission rate paid(2) .....................................   $  0.0096         $ 0.0134                --

     Per-share data has been determined by using the average number of shares outstanding throughout the period.
     *  Annualized
   (1) If the Global Low-Priced Stock Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the year ended December 31, 1997, for the year ended December 31, 1996, and the period ended December 31, 1995, would have been 2.60%, 3.14% and 9.04%, respectively, and the ratio of net investment loss to average net assets would have been (1.82)%, (1.87)% and (5.07)%, respectively.
   (2) A Fund is required to disclose its average commission rate for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principal basis, if any.

     Investment Objectives and Policies. The Investment Objectives and Policies section of the Prospectus is amended by adding the following on page 14 before the caption entitled "The Global Natural Resources Fund":


The Global Low-Priced Stock Fund

       The Global Low-Priced Stock Fund's investment objective is long-term growth. The Fund intends to invest in "low-priced" stocks (prices no greater than $10 per share) of companies worldwide that have future growth potential, but are overlooked or underappreciated by other investors.

       Robertson Stephens Investment Management believes there are substantial opportunities to discover and invest in undervalued companies that have long-term growth prospects. Such companies include attractively priced businesses that have not yet been discovered by other investors, previously out-of-favor companies with growth potential due to changing circumstances, companies that have declined in value and no longer command an investor following, and companies temporarily out of favor due to short-term factors. In most cases there will be little coverage by Wall Street analysts of the companies in which the Fund invests. Institutional ownership will also usually be limited.

       It has been the experience of Robertson Stephens Investment Management that attractive investment opportunities often exist in companies whose stock price is $10 or less per share. For many reasons, including limits on purchasing the stocks "on margin" (with borrowed money), many investors do not buy low-priced stocks. The result is less competition from other investors, and the potential that a company's value may not be reflected fully in its stock price.

       In selecting securities for the Fund's portfolio, Robertson Stephens Investment Management uses a "bottom-up" analysis, looking at companies of all sizes, and in all industries and geographical markets. Robertson Stephens Investment Management focuses on a company's financial condition, profitability prospects, and capital needs going forward.

       Robertson Stephens Investment Management will likely invest in certain stocks before other investors recognize their value. The result could be a lack of stock price movement in the near term. Investors should therefore have a long-term investment horizon when investing in the Fund. Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund will normally invest substantially all of its assets in low-priced stocks, and will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

       Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more widely traded companies. See "Investments in smaller companies," below.

     Other Investment Practices and Risk Considerations. The section of the Prospectus entitled "Other Investment Practices and Risk Considerations -- Short sales" appearing on page 19 is amended by adding the following sentence at the end thereof: "(The Global Low-Priced Stock Fund will only enter into short sales on securities which it owns, for hedging purposes.)"

     Management of the Funds. The section of the Prospectus entitled "Management of the Funds" appearing on pages 23-24 is revised by inserting references to the Global Low-Priced Stock Fund immediately before the references to the Global Natural Resources Fund in (i) the fifth paragraph of that section and (ii) in the paragraph of that section entitled "Administrative services".

     Portfolio Managers. The last paragraph of the Portfolio Managers section of the prospectus appearing on page 25 is revised to read in its entirety as follows:

     The Developing Countries Fund and the Global Low-Priced Stock Fund are managed by teams of investment professionals at Robertson Stephens Investment Management.


June 5, 1998

                      ROBERTSON STEPHENS INVESTMENT TRUST


                                  SUPPLEMENT

                   to Class C Prospectus dated March 1, 1998

     Cover. The cover of the Prospectus is amended by adding at the end of the first paragraph thereof the following: "This Prospectus also relates to a twelfth mutual fund, the Robertson Stephens Global Low-Priced Stock Fund; shares of that Fund are not currently being offered for sale by this Prospectus."

     Expense Summary. The Expense Summary contained in the Prospectus is amended by adding the following at the end thereof:


                Expense Summary -- Global Low-Priced Stock Fund

     The following table summarizes an investor's maximum transaction costs from investing in Class C shares of the Global Low-Priced Stock Fund and expenses the Fund expects to incur in respect of its Class C shares during the current fiscal year. The Example shows the cumulative expenses attributable to a $1,000 investment in Class C shares of the Fund over specified periods.


Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases ....................          None
 Maximum Sales Load Imposed on Reinvested Dividends .........          None
 Redemption Fee* ............................................          None
 Exchange Fee ...............................................          None
 Contingent Deferred Sales Charge
   (as a percentage of the original purchase price) .........       1% in the
                                                                first year,  and
                                                                   eliminated
                                                                   thereafter

----------
*  A $9.00 fee is charged for redemptions made by bank wire.

Annual Fund Operating Expenses
(as a percentage of average net assets):



                                               Global
                                             Low-Priced
                                             Stock Fund
                                          ---------------
Management Fees .......................         1.00%
Rule 12b-1 Expenses ...................         0.75%
Shareholder Service Fee ...............         0.25%
Other Expenses ........................         0.70%(1)
                                                -------
Total Fund Operating Expenses .........         2.70%(1)

----------
(1) Reflecting voluntary expense limitations.


Example

     An investment of $1,000 in Class C shares of the Global Low-Priced Stock Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:



                                               1 Year     3 Years     5 Years     10 Years
                                              --------   ---------   ---------   ---------
The Global Low-Priced Stock Fund ..........   $37        $84         $143        $302

     This information is provided to help investors understand the operating expenses of the Global Low-Priced Stock Fund. The Example should not be considered a representation of future performance. Actual expenses may be more or less than those shown. Other Expenses and Total Fund Operating Expenses for the Global Low-Priced Stock Fund are estimated based on the expenses the Fund expects to incur with respect to its Class C shares; they also reflect voluntary expense limitations currently in effect. In the absence of those limitations, Other Expenses and Total Fund Operating Expenses, respectively, would be 1.35% and 3.35% (without giving effect to the reduction in administrative service fees described below). Until May 26, 1998 the Global Low- Priced Stock Fund paid fees under an administrative services agreement with Robertson Stephens Investment Management at an annual rate of 0.25% of the Fund's average daily net assets; the agreement was amended on that date to provide that no fee would be payable by the Fund for services under the agreement. The Management Fees paid by the Global Low-Priced Stock Fund are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Fund, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

     Financial Highlights. The Financial Highlights section of the prospectus is amended by adding the following after page 5:


The Global Low-Priced Stock Fund

     The financial highlights presented below have been audited by Price Waterhouse LLP, independent accountants. The audited financial statements are incorporated by reference into the Statement of Additional Information and may be obtained by shareholders upon request.


The Global Low-Priced Stock Fund

                                                                            For the Period
                                                                                Ended
                                                                             12/31/97(1)
                                                                         -------------------
 Net asset value, beginning of period ................................      $  13.45
 Income from Investment Operations:
 Net investment income/(loss) ........................................         (0.16)
 Net realized gain/ (loss) and unrealized
 appreciation/ (depreciation) on investments .........................         (1.69)
                                                                            ----------
 Total from investment operations ....................................         (1.85)
 Distributions:
 Dividends from net investment income ................................            --
 Distribution from net realized capital gain .........................         (0.56)
                                                                            ----------
 Total from investment operations ....................................      $  (0.56)
 Net asset value, end of period ......................................      $  11.04
 Total Return ........................................................        (14.07)%
 Ratios/ Supplemental Data:
 Net assets, end of period (thousands) ...............................      $     51
 Ratio of net operating expenses to average net assets ...............          2.45 %(2)
 Ratio of net investment income/(loss) to average net assets .........         (1.95)%(2)
 Portfolio turnover rate .............................................            65%
 Average commission rate paid(3) .....................................      $ 0.0096

       (1) Class C shares were first issued on May 20, 1997.

       (2) If the Global Low-Priced Stock Fund had paid all of its expenses and there had been no reimbursement by the Adviser for the period from May 20, 1997 (Commencement of Operations), through December 31, 1997, total return would have been (14.46)%, the ratio of expenses to average net assets would have been 3.10%, and the ratio of net investment loss to average net assets would have been (2.60)%.

       (3) A Fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principal basis, if any.

       Ratios, except for total return and portfolio turnover rate, have been annualized. Total returns do not include the 1% contingent deferred sales charge.

       Per share data with respect to Class C shares has been determined by using the average number of Class C shares outstanding throughout the period. Distributions reflect per-share amounts distributed for the period.


     Investment Objectives and Policies. The Investment Objectives and Policies section of the Prospectus is amended by adding the following on page 8 before the caption entitled "The Global Natural Resources Fund":


  The Global Low-Priced Stock Fund

       The Global Low-Priced Stock Fund's investment objective is long-term growth. The Fund intends to invest in "low-priced" stocks (prices no greater than $10 per share) of companies worldwide that have future growth potential, but are overlooked or underappreciated by other investors.

       Robertson Stephens Investment Management believes there are substantial opportunities to discover and invest in undervalued companies that have long-term growth prospects. Such companies include attractively priced businesses that have not yet been discovered by other investors, previously out-of-favor companies with growth potential due to changing circumstances, companies that have declined in value and no longer command an investor following, and companies temporarily out of favor due to short-term factors. In most cases there will be little coverage by Wall Street analysts of the companies in which the Fund invests. Institutional ownership will also usually be limited.

       It has been the experience of Robertson Stephens Investment Management that attractive investment opportunities often exist in companies whose stock price is $10 or less per share. For many reasons, including limits on purchasing the stocks "on margin" (with borrowed money), many investors do not buy low-priced stocks. The result is less competition from other investors, and the potential that a company's value may not be reflected fully in its stock price.

       In selecting securities for the Fund's portfolio, Robertson Stephens Investment Management uses a "bottom-up" analysis, looking at companies of all sizes, and in all industries and geographical markets. Robertson Stephens Investment Management focuses on a company's financial condition, profitability prospects, and capital needs going forward. Robertson Stephens Investment Management will likely invest in certain stocks before other investors recognize their value. The result could be a lack of stock price movement in the near term. Investors should therefore have a long-term investment horizon when investing in the Fund.

       Although the Fund will seek to invest principally in common stocks, it may also invest any portion of its assets in preferred stocks, warrants, and debt securities if Robertson Stephens Investment Management believes they would help achieve the Fund's objective. The Fund will normally invest substantially all of its assets in low-priced stocks, and will normally invest in securities of issuers located in at least three countries, one of which may be the United States.

       Smaller companies may present greater opportunities for investment return than do larger companies, but may also involve greater risks. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more widely traded companies. See "Investments in smaller companies," below.

     Other Investment Practices and Risk Considerations. The section of the Prospectus entitled "Other Investment Practices and Risk Considerations -- Short sales" appearing on page 13 is amended by adding the following sentence at the end thereof: "(The Global Low-Priced Stock Fund will only enter into short sales on securities which it owns, for hedging purposes.)"

     Management of the Funds. The section of the Prospectus entitled "Management of the Funds" appearing on pages 17-18 is revised by inserting references to the Global Low-Priced Stock Fund immediately before the references to the Global Natural Resources Fund in (i) the fifth paragraph of that section and (ii) in the paragraph of that section entitled "Administrative services".

     Portfolio Managers. The last paragraph of the Portfolio Managers section of the prospectus appearing on page 19 is revised to read in its entirety as follows:

       The Developing Countries Fund and the Global Low-Priced Stock Fund are managed by teams of investment professionals at Robertson Stephens Investment Management.


June 5, 1998